Assets Held for Sale and Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2019
Assets Held For Sale And Discontinued Operation [Abstract]
Summary of Discontinued Operations within Consolidated Statements of Comprehensive Income/(Loss) and Consolidated Statements of Cash Flows Explanatory

The results from operations for the organoclay business have, together with restated comparatives, been presented as discontinued operations within the Consolidated Statements of Comprehensive Income/(Loss) and the Consolidated Statements of Cash Flows.

	Years Ended December 31,
	2019	2018
	$	$
ORGANOCLAY SALES	5,348	4,843
COST OF SALES		-
Production costs	(5,867)	(5,681)
Depreciation	(427)	(1,119)
Total cost of sales	(6,294)	(6,800)
GROSS LOSS	(946)	(1,957)

EXPENSES
Organoclay research and development	(281)	(578)
Impairment of Organoclay property, plant and equipment and write off of other assets	(393)	(11,580)
General, administrative and other	(573)	(330)
	(1,247)	(12,488)

NET LOSS FROM DISCONTINUED OPERATIONS	(2,193)	(14,445)

Loss per share - basic	(0.02)	(0.16)
Loss per share - diluted	(0.02)	(0.16)

Net cash outflow from discontinued operations	(673)	(1,251)